DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - Effect of Derivative Instruments on the Condensed Consolidated Statements of Financial Position and the Condensed Consolidated Statements of Income (Loss) (Details) - Derivatives in Cash Flow Hedging Relationships - USD ($)
$ in Millions
	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI, Net of Tax, on Derivatives (Effective Portion)	$ (248)	$ 20
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(134)	44
Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)	0	(1)
Foreign exchange contracts:
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI, Net of Tax, on Derivatives (Effective Portion)	(248)	20
Foreign exchange contracts: | Total net revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(77)	57
Foreign exchange contracts: | Total cost of net revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(57)	(13)
Interest rate contracts:
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI, Net of Tax, on Derivatives (Effective Portion)	0	0
Interest rate contracts: | Interest and other, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0	0
Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)	$ 0	$ (1)